Trade And Other Payables	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Trade and Other Payables	Trade and Other Payables
Information regarding Trade and other payables was as follows:

	2020 $000s	2019 $000s
As of December 31
Trade payables	8,871	11,098
Accrued expenses	9,090	8,651
Income tax payable	1,260	93
Other	2,606	—
Total trade and other payables	21,826	19,842